[ING LETTERHEAD]


October 24, 2002


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING Prime Rate Trust
    (SEC File Nos. 333-61831, 811-05410)
    (SEC File Nos. 333-68239, 811-05410)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the ING Prime Rate Trust prospectus and statement of additional information under Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the above-referenced registration statement on Form N-2 (the "Registration Statement") filed on October 16, 2002; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

If you have any questions, please contact Michael J. Roland at 480.477.2118.

ING Prime Rate Trust

By: /s/ Michael J. Roland
    -------------------------------
    Michael J. Roland
    Executive Vice President and
    Principal Financial Officer